CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands	USD ($) shares	CNY (¥) shares	Ordinary Shares outstanding [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling interest [Member] CNY (¥)
Balance at Dec. 31, 2012		¥ (37,432)	¥ 27			¥ (37,664)		¥ 102	¥ 103
Balance (in shares) at Dec. 31, 2012 | shares			42,740,000
Share-based compensation expense		329			¥ 329
Deemed dividend to series A convertible redeemable preferred shares - repurchase of shares		(14,402)			¥ (329)	¥ (14,073)
Deemed dividend to Li Meiping ordinary shares - repurchase of shares		(29,075)				(29,075)
Accretion to convertible redeemable preferred shares redemption value		(262,782)				(262,782)
Net income/(loss)		¥ 27,845				28,132			¥ (287)
Statutory reserves						¥ (2,701)	¥ 2,701
Unrealized gain on available-for-sale securities, net of nil tax
Foreign currency translation adjustments, net of nil tax		¥ 4,559						¥ 4,559
Repurchase of ordinary shares		(4,457)	¥ (1)			¥ (4,456)
Repurchase of ordinary shares (in shares) | shares			(1,707,880)
Capital contribution from non-controlling interests		236							¥ 236
Balance at Dec. 31, 2013		(315,179)	¥ 26			¥ (322,619)	¥ 2,701	¥ 4,661	¥ 52
Balance (in shares) at Dec. 31, 2013 | shares			41,032,120
Share-based compensation expense		185,750			¥ 185,750
Accretion to convertible redeemable preferred shares redemption value		(1,054,890)			(148,900)	¥ (905,990)
Issuance of ordinary shares upon initial public offerings net of issuance costs		887,733	¥ 26		887,707
Issuance of ordinary shares upon initial public offerings net of issuance costs, shares | shares			42,353,333
Conversion of preferred share upon initial public offerings		1,536,175	¥ 55		¥ 1,536,120
Conversion of preferred share upon initial public offerings, shares | shares			90,527,300
Net income/(loss)		¥ (16,701)				¥ (16,875)			¥ 174
Statutory reserves						¥ (2,536)	¥ 2,536
Unrealized gain on available-for-sale securities, net of nil tax
Foreign currency translation adjustments, net of nil tax		¥ (15,354)						¥ (15,354)
Balance at Dec. 31, 2014		1,207,534	¥ 107		¥ 2,460,677	¥ (1,248,020)	¥ 5,237	¥ (10,693)	¥ 226
Balance (in shares) at Dec. 31, 2014 | shares			173,912,753
Share-based compensation expense		103,839			¥ 103,839
Net income/(loss)	$ 7,084,000	45,888				¥ 46,885			¥ (997)
Unrealized gain on available-for-sale securities, net of nil tax	5,515,000	35,722						¥ 35,722
Foreign currency translation adjustments, net of nil tax	6,273,000	40,633						¥ 40,633
Repurchase of ordinary shares	$ (1,425,000)	¥ (9,235)		¥ (9,235)
Repurchase of ordinary shares (in shares) | shares	(705,200)	(705,200)	(705,200)	705,200
Acquisition of a subsidiary		¥ 21,038							¥ 21,038
Acquisition of a subsidiary, shares | shares
Issuance of ordinary shares held by the Company to treasury stock				¥ 8	¥ (8)
Issuance of ordinary shares held by the Company to treasury stock, shares | shares	(12,000,000)	(12,000,000)		12,000,000
Vesting of restricted shares			¥ 3	¥ (3)
Vesting of restricted shares, shares | shares			5,320,992	(5,320,992)
Exercise of share options		¥ 674	¥ 2	¥ (2)	¥ 674
Exercise of share options, shares | shares			2,690,000	(2,690,000)
Balance at Dec. 31, 2015	$ 223,238,000	¥ 1,446,093	¥ 112	¥ (9,232)	¥ 2,565,182	¥ (1,201,135)	¥ 5,237	¥ 65,662	¥ 20,267
Balance (in shares) at Dec. 31, 2015 | shares			181,218,545	4,694,208